Income Taxes - Summary of Net Deferred Tax Assets Related to Continuing Operations (Detail) - USD ($) $ in Thousands	Mar. 29, 2025	Mar. 30, 2024
Deferred tax assets:
Loss and tax credit carry forwards	$ 15,436	$ 14,481
Difference between book and tax basis of property and equipment and intangible assets	9,164	7,228
Operating lease liabilities net of right-of-use assets	2,656	3,536
Other reserves not currently deductible	1,296	1,196
Deferred Tax Assets Interest And Finance Expenses Not Currently Deducted	2,076	0
Investment in joint venture	(842)	(531)
Other	561	(239)
Net deferred tax asset before valuation allowance	29,225	26,149
Valuation allowance	(29,225)	(26,149)
Net deferred tax asset	$ 0	$ 0